Intangible assets, net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 7 – Intangible assets, net

Intangible assets, net consist of the following:

	December 31, 2023	December 31, 2022

Patents	$116,768	$118,749
Less: accumulated amortization	(100,371)	(90,585)
Intangible assets, net	$16,397	$28,164

Amortization expense for the years ended December 31, 2023, 2022, and 2021 amounted to $11,355, $14,434, and $10,369, respectively.

The estimated amortization is as follows:

Twelve months ending December 31,	Estimated amortization expense

2024	$10,685
2025	5,712
Total	$16,397